STOCK GRANTED FOR SERVICES AND FINANCING	12 Months Ended
Dec. 31, 2013
Stock Based Compensation Disclosure [Abstract]
STOCK GRANTED FOR SERVICES
13.	STOCK GRANTED FOR SERVICES AND FINANCING

During the year ended December 31, 2013 the Company issued 1,637,500 shares of Common Stock valued at $202,270 and 4,000 shares of Convertible Series G Preferred Stock valued at $122,000 for services.The value of the Common Stock is the fair market value on the date of issuance.

During the year ended December 31, 2013 the Company issued 6,390,625 shares of Common Stock valued at $505,509 for compensation. The value of the Common Stock is the fair market value on the date of issuance.